Financial Instruments And Risk Management (Reconciliation Of Unrealized Risk Management Positions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value of Contracts, Beginning of Year	$ 745
Fair Value of Contracts Realized During the Year	(901)	$ 91	$ (544)
Unrealized Gain (Loss) on Derivatives	(331)	444	(345)
Fair Value of Contracts, End of Year	324	745
Commodity Contract [Member]
Increase (Decrease) in Derivative Assets and Liabilities	570	$ 353	$ 199
Other Contract [Member]
Increase (Decrease) in Derivative Assets and Liabilities	(29)
Athlon Energy Inc [Member]
Increase (Decrease) in Derivative Assets and Liabilities	(63)
Derivative [Member]
Foreign Exchange Translation Adjustment on Canadian Dollar Contracts	$ 2